Note 5 - Advances for Vessels Under Construction and Acquisitions (Detail) - Advances for Vessels Under Construction and Acquisitions (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance, December 31, 2011	$ 22,347,811
Balance, September 30, 2012	19,200,000
Advances paid	61,632,106
Capitalized interest	160,439	445,572
Capitalized expenses	721,220
Vessels delivered (Note 6)	$ (65,661,576)